Compensation of key management (Schedule of Compensation Awarded to Key Management) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and other benefits	$ 3,079	$ 1,720
Stock-based compensation (non-cash)	1,680	961
Total	$ 4,759	$ 2,681